SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) lb in Millions, $ in Millions							1 Months Ended	12 Months Ended
	Mar. 29, 2019	May 24, 2018	Jan. 10, 2018 USD ($) lb	Mar. 31, 2016 USD ($)	Oct. 27, 2015 USD ($) agreement	Jun. 16, 2014	Jan. 31, 2018 USD ($)	Dec. 31, 2018 lb	Dec. 31, 2017	Oct. 24, 2017 agreement
Disclosure of information about consolidated structured entities [line items]
Notional quantities (in lbs or oz) | lb			40.3					25.7
Metal Purchase Agreements, cash proceeds percentage of market price				30.00%				30.00%
Number of metal purchase agreements | agreement					3					3
Agua De La Falda S.A.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint operation								56.70%
Minera Agua Rica Sucursal [Member]
Disclosure of information about consolidated structured entities [line items]
Ownership interest in associate									100.00%
Canadian Malartic
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint operation	50.00%					50.00%		50.00%	50.00%
Brio Gold | Brio Gold
Disclosure of information about consolidated structured entities [line items]
Ownership interest in associate		53.60%							53.60%
Leagold Mining Corporation
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate		20.50%						20.50%
Commodity contracts
Disclosure of information about consolidated structured entities [line items]
Receipts from contracts held for dealing or trading purposes | $			$ 125.0	$ 61.1	$ 170.4		$ 125.0